Schedule of Investments (unaudited)
June 30, 2026
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 Western Asset New York Municipals Fund

(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Municipal Bonds — 96.1%
Education — 8.1%
Buffalo & Erie County, NY, Industrial Land Development Corp. Revenue:
Tapestry Charter School Project, Series A	5.000%	8/1/37	$500,000	$502,963
Tapestry Charter School Project, Series A	5.000%	8/1/47	2,040,000	2,041,023
Build NYC Resource Corp., NY, Revenue:
East Harlem Scholars Academy Charter School Project	5.750%	6/1/62	750,000	736,001 (a)
Manhattan College Project, Refunding	5.000%	8/1/47	1,500,000	1,439,301
Hempstead Town, NY, Local Development Corp. Revenue, Hofstra University Project, Refunding	5.000%	7/1/47	4,000,000	4,028,234
New York State Dormitory Authority Revenue:
Non-State Supported Debt, Fordham University	4.000%	7/1/50	5,000,000	4,575,810
Non-State Supported Debt, Rochester Institute of Technology, Series A, Refunding	5.000%	7/1/40	1,265,000	1,315,529
Troy, NY, Capital Resource Corp. Revenue:
Rensselaer Polytechnic Institute Project, Series A, Refunding	5.000%	9/1/34	3,125,000	3,319,049
Rensselaer Polytechnic Institute Project, Series A, Refunding	5.000%	9/1/36	500,000	527,528
Westchester County, NY, Local Development Corp. Revenue, Purchase Housing Corp. II Project	5.000%	6/1/47	1,000,000	984,501
Total Education				19,469,939
Health Care — 4.9%
Build NYC Resource Corp., NY, Revenue, The Children’s Aid Society Project	4.000%	7/1/49	1,000,000	894,626
New York City, NY, Health & Hospital Corp. Revenue:
Health Systems, Series A, Refunding	4.000%	2/15/45	1,775,000	1,709,811
Health Systems, Series A, Refunding	4.000%	2/15/48	880,000	823,389
New York State Dormitory Authority Revenue:
Northwell Healthcare Inc., Series A, Refunding	4.000%	5/1/54	5,000,000	4,472,891
Orchard Park CCRC Inc. Obligated Group, Series A	5.125%	11/15/50	700,000	716,066
Oneida County, NY, Local Development Corp. Revenue:
Mohawk Valley Health System Project, Series A, AG	4.000%	12/1/46	1,800,000	1,694,072
Mohawk Valley Health System Project, Series A, Refunding, AG	5.000%	12/1/31	1,490,000	1,571,281
Total Health Care				11,882,136
Housing — 1.7%
New York City, NY, HDC Revenue, Green Bonds, Series A, HUD Section 8, HUD Section 8	4.600%	8/1/48	4,000,000	4,017,924
Industrial Revenue — 10.6%
Build NYC Resource Corp., NY, Solid Waste Disposal Revenue, Pratt Paper Inc. Project, Refunding	5.000%	1/1/35	1,400,000	1,402,055 (a)(b)
New York City, NY, Industrial Development Agency Revenue, Yankee Stadium Project, Refunding	4.000%	3/1/45	4,000,000	3,834,356
New York State Energy Finance Development Corp. Revenue, Series 2025	5.000%	12/1/33	2,900,000	2,998,351 (c)(d)
New York State Liberty Development Corp. Revenue, Goldman Sachs Headquarters	5.500%	10/1/37	9,000,000	10,650,916
New York State Transportation Development Corp., Special Facilities Revenue:
American Airlines Inc., John F. Kennedy International Airport Project, Series 2021, Refunding	3.000%	8/1/31	1,900,000	1,839,879 (b)
Delta Air Lines Inc., LaGuardia Airport Terminals C and D Redevelopment Project	5.000%	1/1/30	1,700,000	1,746,367 (b)
See Notes to Schedule of Investments.

Western Asset New York Municipals Fund 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2026
 Western Asset New York Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Industrial Revenue — continued
Niagara Area Development Corp., NY, Solid Waste Disposal Facility Revenue, Covanta Project, Series A, Refunding	4.750%	11/1/42	$3,500,000	$3,219,217 (a)(b)
Total Industrial Revenue				25,691,141
Local General Obligation — 0.1%
County of Nassau, NY, GO, General Improvement Bonds, Series B, AG	5.000%	7/1/45	100,000	103,196
Other — 0.6%
New York City, NY, TFA, Building Aid Revenue, Series S-1, State Aid Withholding, State Aid Withholding	5.000%	7/15/43	1,500,000	1,548,086
Pre-Refunded/Escrowed to Maturity — 0.0%††
New York State Dormitory Authority Revenue, School Districts Financial Program Bonds, Series A, Refunding, AG	5.000%	10/1/31	10,000	10,536 (e)
New York State Dormitory Authority, State Personal Income Tax Revenue, Bidding Group 3, Series B, Refunding	5.000%	2/15/43	10,000	10,286 (e)
Total Pre-Refunded/Escrowed to Maturity				20,822
Solid Waste/Resource Recovery — 2.3%
Rockland County, NY, Solid Waste Management Authority Revenue:
Green Bonds, Series A	4.000%	12/15/41	1,115,000	1,100,447 (b)
Green Bonds, Series A	4.000%	12/15/46	2,500,000	2,316,731 (b)
Green Bonds, Series A	4.000%	12/15/51	2,500,000	2,201,992 (b)
Total Solid Waste/Resource Recovery				5,619,170
Special Tax Obligation — 26.9%
MTA, NY, Dedicated Tax Fund Revenue, Green Bonds, Subseries B-1, Refunding	4.000%	11/15/54	3,000,000	2,760,220
New York City, NY, TFA, Future Tax Secured Revenue:
Series A-3	4.000%	5/1/43	10,000,000	9,834,901
Subordinated, Series B, Subseries B-1	4.000%	11/1/41	14,300,000	14,189,348
Subordinated, Series F, Subseries F-1	5.000%	2/1/47	5,000,000	5,194,156
New York State Convention Center Development Corp. Revenue, CAB, Subordinated Lien, Hotel Unit Fee Secured	0.000%	11/15/36	2,610,000	1,735,454
New York State Dormitory Authority Revenue:
Series A, Unrefunded	5.000%	3/15/44	5,315,000	5,507,011
Series C, Refunding	5.000%	3/15/55	4,000,000	4,188,107
New York State Dormitory Authority, Sales Tax Revenue, Bidding Group 4, Series A	5.000%	3/15/45	9,000,000	9,191,692
New York State HFA Revenue, State Personal Income Tax, Green Bonds, Series C	4.550%	12/15/54	1,500,000	1,471,285
New York State Urban Development Corp. Revenue, Personal Income Tax, Series C, Refunding	3.000%	3/15/48	1,000,000	765,489
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue:
CAB, Restructured, Series A-1	0.000%	7/1/27	515,000	499,852
CAB, Restructured, Series A-1	0.000%	7/1/46	680,000	254,197
Restructured, Series A-1	4.550%	7/1/40	150,000	150,530
Restructured, Series A-1	4.750%	7/1/53	3,300,000	3,265,340
Restructured, Series A-2	4.329%	7/1/40	1,000,000	1,000,479
Schenectady County, NY, Capital Resource Corp., Lease Revenue Bonds, One Broadway Center Project, Tax Exempt, Series A	5.500%	1/1/57	1,500,000	1,589,231
See Notes to Schedule of Investments.

Western Asset New York Municipals Fund 2026 Quarterly Report

 Western Asset New York Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Special Tax Obligation — continued
Triborough Bridge & Tunnel Authority, NY, Revenue, MTA Bridges & Tunnels, Senior Lien, Series A-1, Refunding	5.000%	5/15/51	$3,450,000	$3,557,080
Total Special Tax Obligation				65,154,372
State General Obligation — 1.0%
Puerto Rico Commonwealth, GO:
CAB, Restructured, Series A-1	0.000%	7/1/33	38,702	28,399
Restructured, Series A-1	5.625%	7/1/27	33,190	33,816
Restructured, Series A-1	5.625%	7/1/29	32,651	34,571
Restructured, Series A-1	5.750%	7/1/31	31,714	34,625
Restructured, Series A-1	4.000%	7/1/33	30,073	30,484
Restructured, Series A-1	4.000%	7/1/35	412,032	415,970
Restructured, Series A-1	4.000%	7/1/37	1,470,000	1,476,203
Restructured, Series A-1	4.000%	7/1/41	241,544	235,472
Restructured, Series A-1	4.000%	7/1/46	32,805	30,092
Subseries CW	0.000%	11/1/43	115,540	83,189 (d)
Total State General Obligation				2,402,821
Transportation — 35.3%
MTA, NY, Dedicated Tax Fund Revenue, Green Bonds, Series A	5.000%	11/15/47	10,000,000	10,068,072
MTA, NY, Hudson Rail Yards Trust Obligations Revenue, Series A, Refunding	5.000%	11/15/51	2,500,000	2,500,326
MTA, NY, Transportation Revenue:
Green Bonds, Series D	4.000%	11/15/48	500,000	460,463
Green Bonds, Series E, Refunding	5.000%	11/15/32	2,250,000	2,452,316
Green Bonds, Series E, Refunding	4.000%	11/15/45	3,000,000	2,873,108
Series A-2	5.000%	5/15/30	4,000,000	4,290,134 (c)(d)
Series B, Refunding	5.000%	11/15/37	285,000	286,600
New York State Transportation Development Corp., Special Facilities Revenue:
Delta Air Lines Inc., LaGuardia Airport Terminals C and D Redevelopment Project	5.000%	1/1/32	6,455,000	6,609,895 (b)
Delta Air Lines Inc., LaGuardia Airport Terminals C and D Redevelopment Project	5.000%	1/1/33	4,325,000	4,420,317 (b)
John F. Kennedy International Airport New Terminal One Project, Green Bonds	6.000%	6/30/54	250,000	262,156 (b)
John F. Kennedy International Airport New Terminal One Project, Green Bonds	5.375%	6/30/60	4,000,000	4,024,350 (b)
John F. Kennedy International Airport New Terminal One Project, Green Bonds, AG	5.000%	6/30/49	2,000,000	2,025,526 (b)
John F. Kennedy International Airport Terminal 4 Project, Series A, Refunding	5.000%	12/1/34	900,000	948,484 (b)
John F. Kennedy International Airport Terminal 4 Project, Series A, Refunding	5.000%	12/1/36	1,800,000	1,884,226 (b)
John F. Kennedy International Airport Terminal 4 Project, Series A, Refunding	4.000%	12/1/38	600,000	586,429 (b)
John F. Kennedy International Airport Terminal Four Project, Series C, Refunding	5.000%	12/1/37	3,925,000	4,183,112
John F. Kennedy International Airport Terminal Six Redevelopment Project, Green Bonds, Series A, Refunding	5.500%	12/31/54	300,000	309,623 (b)
See Notes to Schedule of Investments.

Western Asset New York Municipals Fund 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2026
 Western Asset New York Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Transportation — continued
John F. Kennedy International Airport Terminal Six Redevelopment Project, Green Bonds, Series A, Refunding, AG	4.500%	12/31/54	$650,000	$638,581 (b)
John F. Kennedy International Airport Terminal Six Redevelopment Project, Green Bonds, Series B, Refunding, AG, Step bond (0.000% to 12/31/34 then 5.000%)	0.000%	12/31/54	300,000	205,241 (b)
LaGuardia Airport Terminal B Redevelopment Project, Series A	5.000%	7/1/41	9,615,000	9,618,933 (b)
LaGuardia Airport Terminal B Redevelopment Project, Series A	5.000%	7/1/46	1,885,000	1,885,118 (b)
Port Authority of New York & New Jersey Revenue:
Consolidated Series 214	4.000%	9/1/43	2,000,000	1,934,984 (b)
Consolidated Series 221	4.000%	7/15/45	4,500,000	4,222,324 (b)
Consolidated Series 246, Refunding	5.000%	9/1/43	1,500,000	1,607,459 (b)
Consolidated Series 246, Refunding	5.000%	9/1/44	2,500,000	2,658,960 (b)
Triborough Bridge & Tunnel Authority, NY, Revenue:
CAB, Subordinated Series A, Refunding	0.000%	11/15/29	11,000,000	9,952,906
General-MTA Bridges & Tunnels, Series A	5.000%	11/15/51	4,400,000	4,515,416
Total Transportation				85,425,059
Water & Sewer — 4.6%
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue:
Second General Resolution Fiscal 2023, Series DD, Refunding	4.125%	6/15/46	3,000,000	2,987,025
Second General Resolution Fiscal 2026, Subseries AA-1	5.000%	6/15/55	5,000,000	5,248,433
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue, Senior Lien, Series A, Refunding	5.000%	7/1/47	1,500,000	1,514,524 (a)
Western Nassau County, NY, Water Authority Revenue, Green Bonds, Series A	4.000%	4/1/51	1,500,000	1,437,539
Total Water & Sewer				11,187,521

Total Municipal Bonds (Cost — $230,809,122)				232,522,187
Municipal Bonds Deposited in Tender Option Bond Trusts(f) — 5.2%
Leasing — 1.5%
New York State Urban Development State Sales Revenue, Series A	5.000%	3/15/47	3,400,000	3,583,766
Special Tax Obligation — 2.2%
New York State Dormitory Authority, State Personal Income Tax Revenue, General Purpose Bonds, Series A	4.000%	3/15/45	5,455,000	5,303,311
Water & Sewer — 1.5%
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue, Second General Resolution Fiscal 2023, Subseries AA-1	5.250%	6/15/52	3,550,000	3,756,999

Total Municipal Bonds Deposited in Tender Option Bond Trusts (Cost — $12,602,523)				12,644,076

Total Investments before Short-Term Investments (Cost — $243,411,645)				245,166,263
Short-Term Investments — 0.5%
Municipal Bonds — 0.5%
Transportation — 0.3%
MTA, NY, Dedicated Tax Fund Revenue, Series A-1, Refunding, LOC - TD Bank N.A.	2.900%	11/1/31	700,000	700,000 (g)(h)
See Notes to Schedule of Investments.

Western Asset New York Municipals Fund 2026 Quarterly Report

 Western Asset New York Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Water & Sewer — 0.2%
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue, Second General Resolution Fiscal 2014, Series AA, Refunding, SPA - Mizuho Bank Ltd.	2.900%	6/15/48	$500,000	$500,000 (g)(h)

Total Short-Term Investments (Cost — $1,200,000)				1,200,000
Total Investments — 101.8% (Cost — $244,611,645)				246,366,263
TOB Floating Rate Notes — (2.8)%				(6,790,000)
Other Assets in Excess of Other Liabilities — 1.0%				2,316,632
Total Net Assets — 100.0%				$241,892,895

††	Represents less than 0.1%.
(a)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).
(c)	Maturity date shown represents the mandatory tender date.
(d)
Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(e)	Pre-Refunded bonds are generally escrowed with U.S. government obligations and/or U.S. government agency securities.
(f)	Represents securities deposited into a special purpose entity, referred to as a Tender Option Bond (“TOB”) trust..
(g)
Variable rate demand obligations (“VRDOs”) have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice. The interest rate generally resets on a daily or weekly basis and is determined on the specific interest rate reset date by the remarketing agent, pursuant to a formula specified in official documents for the VRDO, or set at the highest rate allowable as specified in official documents for the VRDO. VRDOs are benchmarked to the Securities Industry and Financial Markets Association (“SIFMA”) Municipal Swap Index. The
SIFMA Municipal Swap Index is compiled from weekly interest rate resets of tax-exempt VRDOs reported to the Municipal Securities Rulemaking Board’s
Short-term Obligation Rate Transparency System.

(h)	Maturity date shown is the final maturity date. The security may be sold back to the issuer before final maturity.

Abbreviation(s) used in this schedule:
AG	—	Assured Guaranty — Insured Bonds
CAB	—	Capital Appreciation Bonds
GO	—	General Obligation
HDC	—	Housing Development Corporation
HFA	—	Housing Finance Agency
HUD	—	Housing & Urban Development
LOC	—	Letter of Credit
MTA	—	Metropolitan Transportation Authority
SPA	—	Standby Bond Purchase Agreement — Insured Bonds
TFA	—	Transitional Finance Authority
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
See Notes to Schedule of Investments.

Western Asset New York Municipals Fund 2026 Quarterly Report

Notes to Schedule of Investments (unaudited)
1. Organization and significant accounting policies
Western Asset New York Municipals Fund (the “Fund”) is a separate non-diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.
(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees (the “Board”).
Pursuant to policies adopted by the Board, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board quarterly.
The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Western Asset New York Municipals Fund 2026 Quarterly Report

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Municipal Bonds	—	$232,522,187	—	$232,522,187
Municipal Bonds Deposited in Tender Option Bond Trusts	—	12,644,076	—	12,644,076
Total Long-Term Investments	—	245,166,263	—	245,166,263
Short-Term Investments†	—	1,200,000	—	1,200,000
Total Investments	—	$246,366,263	—	$246,366,263

†	See Schedule of Investments for additional detailed categorizations.

Western Asset New York Municipals Fund 2026 Quarterly Report